Investment in Associated Companies - Valuation of investment in Zenlabs (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Sep. 27, 2021 EUR (€)	Sep. 27, 2021 USD ($)	Jul. 27, 2021 USD ($)	Jul. 16, 2021 EUR (€)	Mar. 19, 2021 EUR (€)	Mar. 19, 2021 USD ($)	Mar. 10, 2021 EUR (€)	Mar. 10, 2021 USD ($)
Disclosure of associates [line items]
Investment in an associate	€ 15,054
Zenlabs
Disclosure of associates [line items]
Initial recognition	8,502	€ 7,400	$ 8,716	$ 8,716	€ 7,400			€ 8,502	$ 10,054
Conversion of promissory notes (July 2021)	2,222					€ 2,222	$ 2,629
Capital increases (July and September 2021)	5,178
Share of Loss Transferred on Acquisition Date	(848)
Investment in an associate	€ 15,054